A N N U A L   R E P O R T
--------------------------------------------------------------------------------

Investors
Municipal
Cash Fund

March 31, 2001


o    Tax-Exempt New York Money Market Fund

o    Investors Pennsylvania Municipal Cash Fund

o    Investors Florida Municipal Cash Fund

o    Investors New Jersey Municipal Cash Fund

o    Investors Michigan Municipal Cash Fund



Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606


This report is not to be distributed unless preceded or accompanied by an Investors Municipal Cash Fund prospectus.

Dear Shareholder:

We appreciate your decision to invest in Investors Municipal Cash Fund. To provide you with an update of holdings and financial highlights, on the following pages you'll find the fund's annual report for the year ended March 31, 2001. The fund series includes:

           o  Tax-Exempt New York Money Market Fund

           o  Investors Pennsylvania Municipal Cash Fund

           o  Investors Florida Municipal Cash Fund

           o  Investors New Jersey Municipal Cash Fund

           o  Investors Michigan Municipal Cash Fund

Briefly, for the past year ended March 31, 2001 the fund's portfolios registered favorable performance and achieved their stated objectives of providing maximum current income while maintaining stability of principal.

Economic Review and Outlook

With growing evidence of a worldwide economic slowdown and the poor performance of the United States equity markets, it is difficult not to be on the recession bandwagon. However, if traditional measures are used, history will probably only record a growth slowdown. In terms of financial developments, the Federal Reserve (Fed) eased rates in March by 50 basis points for the third time this year, and retained a bias for lower rates. Meanwhile, despite overall impressions of economic weakness, labor markets and housing have performed decently while consumer sentiment has improved. In this context the yield curve suggests, at most, 50 to 75 basis points of additional ease for this cycle. Market sentiment, including ours, assumes a more favorable economic climate during the latter stages of the year.

As in recent months we have been attempting to walk a fine line between lengthening versus relinquishing the higher returns for shorter maturities. At times the yield curve has

Portfolio Performance
As of March 31, 2001
--------------------------------------------------------------------------------
                                                 7-Day   Equivalent
                                                Current   Taxable
                                                 Yield     Yield
--------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund             2.40%      4.44%
--------------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund        2.46%      4.27%
--------------------------------------------------------------------------------
Investors Florida Municipal Cash Fund             2.56%      4.23%
--------------------------------------------------------------------------------
Investors New Jersey Municipal Cash Fund          2.25%      4.17%
--------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund            2.75%      4.90%
--------------------------------------------------------------------------------

made this easy because of its excessive hope of lower rates. At present, the short-term market offers reasonable value for longer maturities, based on our expectations, and we are selectively lengthening.

Spring is now officially here, but the end of the economic slowdown remains elusive. The performance of our equity market remains a major concern because of its potential negative impact on both consumer and business spending and confidence. However, we remain optimistic because of the Fed's aggressive rate cutting actions coupled with prospects for more, and the consumer's apparent steadfastness. Congress may help in this regard as there is more talk of front-loading tax cuts. However, until economic prospects measurably brighten, we favor lengthening as interest rates are set to decline.

Thank you again for your investment. We look forward to serving your investment needs for years to come.

/s/ Frank Rachwalski

Frank Rachwalski
Vice President and Lead Portfolio Manager

April 5, 2001

Frank Rachwalski is a Managing Director of Zurich Scudder Investments, Inc., and is Vice President and Lead Portfolio Manager of all Zurich Scudder Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Notes

Yields are historical, may fluctuate, and do not guarantee future performance. The Portfolio's net yields are the sum of the daily dividend rates for the period.

The equivalent taxable yield allows you to compare the fund with the performance of taxable money market funds. The New York Fund equivalent taxable yield is based upon the fund's yield and a combined Federal and State of New York and New York City marginal income tax rate 48.45%. The Pennsylvania, New Jersey and Michigan Funds' equivalent taxable yields are based upon the funds' yields and a combined Federal and State marginal income tax rate of 42.4%, 45.97% and 43.6% respectively. The Florida Fund equivalent taxable yield is based upon the fund's yield and 38.6% Federal income tax rate. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio of Investments at March 31, 2001


                                                                                           Principal
                                                                                             Amount       Value
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund
---------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Securities*-- 63.2%
---------------------------------------------------------------------------------------------------------------------
New York Obligations
---------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority,

   Cornell University, 3.25%-3.85%                                                     $    8,100,000 $    8,100,000
---------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority,

   Glen Eddy Inc., 3.31%                                                                    7,500,000      7,500,000
---------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority,

   Memorial Sloan, 3.70%                                                                    7,590,000      7,590,000
---------------------------------------------------------------------------------------------------------------------
New York Energy Research and Development Authority,

   Electric & Gas, 3.80%                                                                    8,385,000      8,385,000
---------------------------------------------------------------------------------------------------------------------
New York Energy Research and Development Authority,

   Niagara Mohawk Power Corp. Project, 3.60%-3.85%                                         10,400,000     10,400,000
---------------------------------------------------------------------------------------------------------------------
New York Energy Research and Development Authority,

   Orange and Rockland Project, 3.15%                                                       1,200,000      1,200,000
---------------------------------------------------------------------------------------------------------------------
New York Housing Finance Agency,

   East 84th Street, 3.40%                                                                  5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
New York Housing Finance Agency,

   Hospital for Special Surgery, 3.25%                                                      2,620,000      2,620,000
---------------------------------------------------------------------------------------------------------------------
New York Housing Finance Agency,

   Normandie Court I Project, 3.15%                                                         4,500,000      4,500,000
---------------------------------------------------------------------------------------------------------------------
New York Housing Finance Agency,

   Related East 39 Street, 3.35%                                                            7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
Albany

   Industrial Development Agency,

   Davies Office Refurbishing, 3.35%                                                        1,595,000      1,595,000
---------------------------------------------------------------------------------------------------------------------
Babylon

   Industrial Development Agency,

   J. D'Addario Realty Co. Project, 3.35%                                                   1,700,000      1,700,000
---------------------------------------------------------------------------------------------------------------------
Babylon

   Industrial Development Agency,

   OFS Equity Babylon Project, 3.85%                                                        3,900,000      3,900,000


    The accompanying notes are an integral part of the financial statements.

                                       2





                                                                                           Principal
                                                                                             Amount       Value
---------------------------------------------------------------------------------------------------------------------
Hempstead

   Industrial Development Agency,

   Nassau Energy, 3.35%                                                                $    1,000,000 $    1,000,000
---------------------------------------------------------------------------------------------------------------------
New York City

   General Obligation, 3.30%-3.70%                                                         15,800,000     15,800,000
---------------------------------------------------------------------------------------------------------------------
New York City

   Water Finance Authority,

   Water & Sewer System, 3.75%                                                              5,600,000      5,600,000
---------------------------------------------------------------------------------------------------------------------
Niagara County

   Industrial Development Agency,

   Solid Waste Disposal, 3.40%                                                              7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
Onondaga

   Industrial Development Agency,

   Southern Container Corp., 3.35%                                                          1,200,000      1,200,000
---------------------------------------------------------------------------------------------------------------------
Rochester

   General Obligation, 4.75%                                                                5,000,000      5,012,227
---------------------------------------------------------------------------------------------------------------------
Schenectady

   Industrial Development Agency,

   Scotia Industrial Park Project, 3.25%                                                    1,570,000      1,570,000
---------------------------------------------------------------------------------------------------------------------
Schoharie County

   Industrial Development Agency,

   Bassett Hospital Project, 3.60%                                                          2,400,000      2,400,000
---------------------------------------------------------------------------------------------------------------------
St. Lawrence County

   Industrial Development Agency,

   Reynolds Metals Company Project, 3.30%                                                   1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $110,072,227)                                                110,072,227
---------------------------------------------------------------------------------------------------------------------

Other Securities-- 36.8%
---------------------------------------------------------------------------------------------------------------------
Long Island

   Power Authority, 2.90%-3.30%, 5/8/2001-5/14/2001                                        15,900,000     15,900,000
---------------------------------------------------------------------------------------------------------------------
New York

   Dormitory Authority, Columbia University,

   3.00%-3.30%, 6/13/2001-6/14/2001                                                         8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
New York

   General Obligation, 2.85%-3.30%, 4/4/2001-5/4/2001                                       7,500,000      7,500,000



    The accompanying notes are an integral part of the financial statements.

                                       3

                                                                                           Principal
                                                                                             Amount      Value
---------------------------------------------------------------------------------------------------------------------
New York

   Metropolitan Transportation Authority,

   3.30%-3.35%, 4/9/2001-4/11/2001                                                     $   15,000,000 $   15,000,000
---------------------------------------------------------------------------------------------------------------------
New York

   Port Authority, 3.05%, 6/8/2001                                                          2,400,000      2,400,000
---------------------------------------------------------------------------------------------------------------------
New York

   Power Authority, 2.95%, 5/7/2001                                                         4,400,000      4,400,000
---------------------------------------------------------------------------------------------------------------------
New York City

   Municipal Water Finance Authority, 3.10%-3.35%, 4/5/2001-4/6/2001                       11,000,000     11,000,000
---------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $64,200,000)                                                                 64,200,000
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio-- 100% (Cost $174,272,227) (a)                                             $  174,272,227
---------------------------------------------------------------------------------------------------------------------

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rate as of March 31, 2001.

   Interest rates represent annualized yield to date of maturity, except for variable rate securities described below.

(a)Cost for federal income tax purposes was $174,272,227.


    The accompanying notes are an integral part of the financial statements.


   Portfolio of Investments at March 31, 2001


                                                                                            Principal
                                                                                             Amount       Value
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund
---------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Securities*-- 86.8%
---------------------------------------------------------------------------------------------------------------------
Pennsylvania Obligations
---------------------------------------------------------------------------------------------------------------------
Pennsylvania State Higher Education

   Educational Facilities Authority Revenue, Series B, 3.45%                           $    1,225,000 $    1,225,000
---------------------------------------------------------------------------------------------------------------------
Allegheny County

   Industrial Development Authority, 3.60%                                                  1,100,000      1,100,000
---------------------------------------------------------------------------------------------------------------------
Allentown

   Hospital Authority Revenue, 3.60%                                                          100,000        100,000
---------------------------------------------------------------------------------------------------------------------
Cambria County

   Industrial Development Authority, 3.55%                                                  1,025,000      1,025,000
---------------------------------------------------------------------------------------------------------------------
Dallastown Area School District

   General Obligation, 3.53%                                                                  925,000        925,000
---------------------------------------------------------------------------------------------------------------------
Dauphin County

   General Authority Revenue, 3.53%                                                           880,000        880,000
---------------------------------------------------------------------------------------------------------------------
Delaware County

   Industrial Development Authority, 3.90%                                                    200,000        200,000
---------------------------------------------------------------------------------------------------------------------
Delaware Valley

   Regional Financing Authority, 3.45%                                                        700,000        700,000
---------------------------------------------------------------------------------------------------------------------
East Hempfield County

   Industrial Development Authority, 3.53%                                                  2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Emmaus

   General Authority Revenue, Series A, 3.53%                                                 700,000        700,000
---------------------------------------------------------------------------------------------------------------------
Emmaus

   General Authority Revenue, Series B, 3.50%                                                 900,000        900,000
---------------------------------------------------------------------------------------------------------------------
Erie County

   Hospital Authority Revenue, 3.60%                                                          100,000        100,000
---------------------------------------------------------------------------------------------------------------------
Gettysburg

   Industrial Development Authority, Series A, 3.45%                                          700,000        700,000
---------------------------------------------------------------------------------------------------------------------
Gettysburg

   Industrial Development Authority, Series B, 3.50%                                          100,000        100,000
---------------------------------------------------------------------------------------------------------------------
Indiana County

   Industrial Development Authority, 3.45%                                                    900,000        900,000
---------------------------------------------------------------------------------------------------------------------
Lancaster County

   General Obligation, 3.53%                                                                  300,000        300,000


    The accompanying notes are an integral part of the financial statements.

                                       5


                                                                                            Principal
                                                                                             Amount        Value
---------------------------------------------------------------------------------------------------------------------
Lancaster County

   Hospital Authority Revenue, 3.60%                                                   $    1,800,000 $    1,800,000
---------------------------------------------------------------------------------------------------------------------
Lebanon County

   Health Center Revenue, 3.55%                                                               585,000        585,000
---------------------------------------------------------------------------------------------------------------------
Lehigh County

   Industrial Development Authority, 3.50%                                                    280,000        280,000
---------------------------------------------------------------------------------------------------------------------
Northumberland County

   Industrial Development Authority, 3.55%                                                  1,240,000      1,240,000
---------------------------------------------------------------------------------------------------------------------
Philadelphia

   Hospital Authority Revenue, 3.90%                                                          700,000        700,000
---------------------------------------------------------------------------------------------------------------------
Quakertown

   Hospital Authority Revenue, 3.55%                                                          900,000        900,000
---------------------------------------------------------------------------------------------------------------------
Schuylkill County

   Industrial Development Authority, 3.45%                                                    500,000        500,000
---------------------------------------------------------------------------------------------------------------------
State Public School

   Building Authority Revenue, Series D, 3.53%                                                585,000        585,000
---------------------------------------------------------------------------------------------------------------------
Telford

   Industrial Development Authority, 3.75%                                                  1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
Venango

   Industrial Development Authority, 3.95%                                                    285,000        285,000
---------------------------------------------------------------------------------------------------------------------
Washington County

   Authority Lease Revenue, 3.50%                                                           1,320,000      1,320,000
---------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $21,050,000)                                                  21,050,000
---------------------------------------------------------------------------------------------------------------------
Other Securities -- 13.2%
---------------------------------------------------------------------------------------------------------------------
Beaver County Duquesne

   Industrial Development Authority, 3.35%, 4/3/2001                                        1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
Delaware County

   Industrial Development Authority, 3.15%, 6/11/2001                                         200,000        200,000
---------------------------------------------------------------------------------------------------------------------
Montgomery County

   Industrial Development Authority, 3.15%, 8/13/2001                                       2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $3,200,000)                                                                   3,200,000
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $24,250,000) (a)                                             $   24,250,000
---------------------------------------------------------------------------------------------------------------------

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rate as of March 31, 2001.

    Interest rates represent annualized yield to date of maturity, except for variable rate securities described below.

(a) Cost for federal income tax purposes was $24,250,000.


    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments at March 31, 2001

                                                                                           Principal
                                                                                             Amount         Value
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Investors Florida Municipal Cash Fund
---------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Securities*-- 66.9%
---------------------------------------------------------------------------------------------------------------------
Florida Obligations
---------------------------------------------------------------------------------------------------------------------
Alachua County

   Health Facilities Authority, 3.45%                                                  $    2,400,000 $    2,400,000
---------------------------------------------------------------------------------------------------------------------
Alachua County

   Industrial Development Authority, Series A, 3.55%                                          280,000        280,000
---------------------------------------------------------------------------------------------------------------------
Alachua County

   Industrial Development Authority, Series B, 3.65%                                          250,000        250,000
---------------------------------------------------------------------------------------------------------------------
Broward County

   Industrial Development Authority, 3.75%                                                    170,000        170,000
---------------------------------------------------------------------------------------------------------------------
Capital Projects Financing Authority, 3.50%                                                 1,600,000      1,600,000
---------------------------------------------------------------------------------------------------------------------
Citrus Park

   Community Development Authority, 3.45%                                                   1,110,000      1,110,000
---------------------------------------------------------------------------------------------------------------------
Dade County

   Aviation Facilities Authority, 3.45%                                                       975,000        975,000
---------------------------------------------------------------------------------------------------------------------
Dade County

   Dolphins Stadium Project, 3.50%                                                          1,030,000      1,030,000
---------------------------------------------------------------------------------------------------------------------
Dade County

   Spectrum Programs, Inc. Project, 3.60%                                                     745,000        745,000
---------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Agency

   Hampton Lakes, 3.55%                                                                     2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Gulf Breeze Revenue, 3.50%                                                                  1,740,000      1,740,000
---------------------------------------------------------------------------------------------------------------------
Hillsborough County

   Industrial Development Authority, 3.60%                                                  3,400,000      3,400,000
---------------------------------------------------------------------------------------------------------------------
Hillsborough County

   Industrial Development Authority Pollution Control Revenue, 3.70%-3.85%                    800,000        800,000
---------------------------------------------------------------------------------------------------------------------
Indian River County

   Hospital Revenue, 3.55%                                                                  3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Jacksonville

   Health Facilities Authority, 3.60%                                                         500,000        500,000
---------------------------------------------------------------------------------------------------------------------
Jacksonville

   Industrial Development Authority, 3.50%                                                  3,000,000      3,000,000


    The accompanying notes are an integral part of the financial statements.



                                       7

                                                                                           Principal
                                                                                             Amount         Value
---------------------------------------------------------------------------------------------------------------------
Orange County

   Health Facilities Authority Revenue, 3.55%-3.60%                                    $    3,725,000 $    3,725,000
---------------------------------------------------------------------------------------------------------------------
Orange County

   Housing Finance Authority Revenue, 3.50%                                                 1,750,000      1,750,000
---------------------------------------------------------------------------------------------------------------------
Putnam County

   Development Authority Pollution Control Revenue, 3.50%                                   5,070,000      5,070,000
---------------------------------------------------------------------------------------------------------------------
Sunshine State Government Finance Authority, 3.45%                                          2,500,000      2,500,000
---------------------------------------------------------------------------------------------------------------------
Other Obligations
---------------------------------------------------------------------------------------------------------------------
Alaska

   Valdez Alaska Marine Revenue, 3.70%                                                        500,000        500,000
---------------------------------------------------------------------------------------------------------------------
Pennsylvania

   Philadelphia, Hospital and Higher Education Facilities Authority

   Hospital Revenue, 3.90%                                                                    400,000        400,000
---------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $36,945,000)                                                  36,945,000
---------------------------------------------------------------------------------------------------------------------
Other Securities -- 33.1%
---------------------------------------------------------------------------------------------------------------------
Dade County Aviation Facilities Authority, 3.25%-4.20%, 4/9/2001-7/16/2001                  5,136,000      5,136,000
---------------------------------------------------------------------------------------------------------------------
Florida Municipal Power Agency, 3.00%, 5/14/2001                                            1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
Gainesville Utilities Systems Revenue, 3.35%-3.40%, 4/5/2001-4/11/2001                      2,600,000      2,600,000
---------------------------------------------------------------------------------------------------------------------
Jacksonville Electric Revenue, 3.20%-4.20%, 4/10/2001-9/11/2001                             3,526,000      3,526,000
---------------------------------------------------------------------------------------------------------------------
Kissimmee Utilities Authority, 3.10%, 5/21/2001                                             1,500,000      1,500,000
---------------------------------------------------------------------------------------------------------------------
Orange County School District Revenue, 5.00%, 9/17/2001                                     1,000,000      1,003,261
---------------------------------------------------------------------------------------------------------------------
Orlando Capital Improvement Revenue, 4.40%, 4/11/2001                                       1,400,000      1,400,000
---------------------------------------------------------------------------------------------------------------------
Pinellas County Education Facilities Authority, 3.45%, 4/25/2001                            1,400,000      1,400,000
---------------------------------------------------------------------------------------------------------------------
Sarasota County Hospital Revenue, 3.40%, 4/12/2001                                            700,000        700,000
---------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $18,265,261)                                                                 18,265,261
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $55,210,261) (a)                                             $   55,210,261
---------------------------------------------------------------------------------------------------------------------

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rate as of March 31, 2001.

    Interest rates represent annualized yield to date of maturity, except for variable rate securities described below.

(a) Cost for federal income tax purposes was $55,210,261.


    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments at March 31, 2001

                                                                                           Principal
                                                                                             Amount      Value
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Investors New Jersey Municipal Cash Fund
---------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Securities*-- 65.8%
---------------------------------------------------------------------------------------------------------------------
New Jersey Obligations
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,

   AIRIS Newark Project, 3.50%                                                         $    2,200,000 $    2,200,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,

   Blair Academy, School Revenue, 3.30%                                                     1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,

   Dow Chemical Company, El Dorado Terminals Revenue, Series A, 3.60%                       3,300,000      3,300,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,

   Foreign Trade Zone Project, 3.60%                                                        1,500,000      1,500,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,

   400 International Drive Partners, 3.55%                                                  3,500,000      3,500,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,

   Natural Gas Co. Project, 3.10%                                                           1,200,000      1,200,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,

   Public Service Electric and Gas Co., 3.10%                                               2,100,000      2,100,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,

   Stolthaven Project, Series A, 3.60%                                                      1,700,000      1,700,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,

   Thermal Energy Facilities Revenue, 3.30%                                                 2,100,000      2,100,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,

   Water Facilities Revenue, Series A, 3.60%                                                  900,000        900,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Healthcare Facilities Financing Authority,

   Hospital Capital Asset Financing, Series B, 3.35%                                        1,500,000      1,500,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Healthcare Facilities Financing Authority,

   Hospital Capital Asset Financing, Series D, 3.35%                                        1,600,000      1,600,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Healthcare Facilities Financing Authority,

   Pascack Community Services, 3.15%                                                          300,000        300,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Sports and Exposition Authority, Series C, 3.50%                                 4,600,000      4,600,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Revenue, Series D, 3.15%                                      4,600,000      4,600,000
---------------------------------------------------------------------------------------------------------------------
Essex County

   Improvement Authority Revenue, 2.90%                                                     3,500,000      3,500,000


    The accompanying notes are an integral part of the financial statements.

                                       9

                                                                                            Principal
                                                                                             Amount       Value
---------------------------------------------------------------------------------------------------------------------

Union County

   Pollution Control Revenue, 3.00%                                                    $      900,000 $      900,000
---------------------------------------------------------------------------------------------------------------------
Other Obligations
---------------------------------------------------------------------------------------------------------------------
Delaware River & Bay Authority Revenue, Series B, 3.15%                                     1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
Michigan

   University of Michigan Hospital Revenue, 3.75%                                             300,000        300,000
---------------------------------------------------------------------------------------------------------------------
Montana

   Forsyth Pollution Control Revenue, 3.75%                                                   650,000        650,000
---------------------------------------------------------------------------------------------------------------------
North Carolina

   Raleigh-Durham Airport Authority Special Facilities Revenue, 3.75%                         900,000        900,000
---------------------------------------------------------------------------------------------------------------------
Ohio

   Air Quality Development Authority Revenue, 3.75%                                         1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
Pennsylvania

   Lehigh County General Purpose Authority Revenue, 3.85%                                     400,000        400,000
---------------------------------------------------------------------------------------------------------------------
Port Authority of New York and New Jersey,

   Versatile Structure Special Obligation Revenue, 3.70%                                      400,000        400,000
---------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth

   Highway and Transportation Authority, 3.40%                                              1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
   Industrial, Tourist, Educational, Medical and Environmental

   Control Facilities Financing Authority, 3.35%                                            3,500,000      3,500,000
---------------------------------------------------------------------------------------------------------------------
Texas

   Grapevine Industrial Development Corp. Revenue, 3.75%                                    2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
   Harris County Health Facilities Development Corp., 3.90%                                 2,730,000      2,730,000
---------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $50,380,000)                                                  50,380,000
---------------------------------------------------------------------------------------------------------------------

Other Securities-- 34.2%
---------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, 3.15%, 6/8/2001                                  3,400,000      3,400,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Educational Facilities, Princeton, 2.80%, 5/7/2001                               2,500,000      2,500,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Port Authority, 3.05%-3.25%, 6/8/2001-6/13/2001                                  5,325,000      5,325,000
---------------------------------------------------------------------------------------------------------------------
New Jersey Transit Authority, 3.15%-3.20%, 4/2/2001-4/9/2001                                6,500,000      6,500,000
---------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth

   Government Development Bank, 3.00%-3.10%, 6/14/2001-9/17/2001                            6,500,000      6,500,000


    The accompanying notes are an integral part of the financial statements.

                                       10

                                                                                            Principal
                                                                                             Amount       Value
---------------------------------------------------------------------------------------------------------------------
Salem County

   Pollution Control Revenue, 3.00%, 6/12/2001                                         $    2,000,000 $    2,000,000
---------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $26,225,000)                                                                 26,225,000
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio-- 100% (Cost $76,605,000) (a)                                              $   76,605,000
---------------------------------------------------------------------------------------------------------------------

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rate as of March 31, 2001.

    Interest rates represent yield to date of maturity, except for variable rate securities described below.

(a) Cost for federal income tax purposes was $76,605,000.


    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments at March 31, 2001


                                                                                           Principal
                                                                                             Amount     Value
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund
---------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Securities*-- 79.7%
---------------------------------------------------------------------------------------------------------------------
Michigan Obligations
---------------------------------------------------------------------------------------------------------------------
Michigan State Higher Education Authority,


   Student Loan, 3.50%                                                                 $    1,000,000 $    1,000,000
---------------------------------------------------------------------------------------------------------------------
Michigan State Hospital Financing Authority,


   Covenant Retirement, 3.50%                                                                 430,000        430,000
---------------------------------------------------------------------------------------------------------------------
Michigan State Hospital Financing Authority,


   Equipment Loan Program, Series A, 3.40%                                                  1,100,000      1,100,000
---------------------------------------------------------------------------------------------------------------------
Michigan State Hospital Financing Authority,


   Mt. Clemens General Hospital, 3.55%                                                        800,000        800,000
---------------------------------------------------------------------------------------------------------------------
Michigan State Housing Development Authority,


   Laurel Valley, 3.60%                                                                       700,000        700,000
---------------------------------------------------------------------------------------------------------------------
Michigan State Housing Development Authority,


   Multi-Family Revenue, River Place Apartments, 3.55%                                      1,380,000      1,380,000
---------------------------------------------------------------------------------------------------------------------
Michigan State Job Development Authority,


   Gordon Food Service Project, 3.60%                                                       1,100,000      1,100,000
---------------------------------------------------------------------------------------------------------------------
Michigan State Strategic Fund,


   Continental Aluminum Project, 3.65%                                                        400,000        400,000
---------------------------------------------------------------------------------------------------------------------
Michigan State Strategic Fund,


   Creative Foam Corp. Project, 3.80%                                                         400,000        400,000
---------------------------------------------------------------------------------------------------------------------
Michigan State Strategic Fund,


   General Motors Corp. Project, 3.65%                                                      1,200,000      1,200,000
---------------------------------------------------------------------------------------------------------------------
Michigan State Strategic Fund,


   Hope Network, Inc. Project, Series A, 3.60%                                              1,020,000      1,020,000
---------------------------------------------------------------------------------------------------------------------
Michigan State Strategic Fund,


   Obligation Revenue, 3.70%                                                                  800,000        800,000
---------------------------------------------------------------------------------------------------------------------
Michigan State Strategic Fund,


   Ritz-Kraft Corp. Project, 3.50%                                                            200,000        200,000
---------------------------------------------------------------------------------------------------------------------
Michigan State University Higher Education Authority,


   Series A-2, 3.45%                                                                          100,000        100,000
---------------------------------------------------------------------------------------------------------------------
Michigan State University,


   General Revenue, Series A, 3.40%                                                         1,000,000      1,000,000



    The accompanying notes are an integral part of the financial statements.


                                       12

                                                                                           Principal
                                                                                             Amount       Value
---------------------------------------------------------------------------------------------------------------------

University of Michigan,


   Hospital Revenue, 3.75%                                                             $      800,000 $      800,000
---------------------------------------------------------------------------------------------------------------------
Bruce Township


   Health Care Systems Revenue, 3.45%                                                       1,100,000      1,100,000
---------------------------------------------------------------------------------------------------------------------
Delta Mead


   Economic Development Corp., 3.95%                                                        1,500,000      1,500,000
---------------------------------------------------------------------------------------------------------------------
Detroit


   Sewage Revenue, Series A, 3.50%                                                          1,100,000      1,100,000
---------------------------------------------------------------------------------------------------------------------
Farmington Hills


   Economic Development Authority, 3.70%                                                      340,000        340,000
---------------------------------------------------------------------------------------------------------------------
Fremont


   Hospital Revenue, 3.5%                                                                     450,000        450,000
---------------------------------------------------------------------------------------------------------------------
Garden City


   Hospital Revenue, Series A, 3.55%                                                          700,000        700,000
---------------------------------------------------------------------------------------------------------------------
Genesee County


   Economic Development Authority, 3.8%                                                       300,000        300,000
---------------------------------------------------------------------------------------------------------------------
Grand Rapids


   Water Supply Revenue, 3.40%                                                              1,100,000      1,100,000
---------------------------------------------------------------------------------------------------------------------
Green Lake


   Township Economic Development Corp., 3.5%                                                1,200,000      1,200,000
---------------------------------------------------------------------------------------------------------------------
Jackson County


   Economic Development Corp., 3.55%                                                          500,000        500,000
---------------------------------------------------------------------------------------------------------------------
Oakland County


   Economic Development Corp., 3.65%                                                          200,000        200,000
---------------------------------------------------------------------------------------------------------------------
Sterling Heights


   Economic Development Corp., 3.80%                                                          700,000        700,000
---------------------------------------------------------------------------------------------------------------------
Wayne County


   Airport Revenue, 3.50%                                                                   1,060,000      1,060,000
---------------------------------------------------------------------------------------------------------------------
Other Obligations
---------------------------------------------------------------------------------------------------------------------
Montana


   Forsyth County Pollution Control Revenue, 3.75%                                            500,000        500,000
---------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $23,180,000)                                                  23,180,000
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.


                                       13


                                                                                           Principal
                                                                                             Amount       Value
---------------------------------------------------------------------------------------------------------------------

Other Securities-- 20.3%
---------------------------------------------------------------------------------------------------------------------
Cornell Mead


   Economic Development Corp., 3.10%, 5/8/2001                                         $      400,000 $      400,000
---------------------------------------------------------------------------------------------------------------------
Delta Mead


   Economic Development Corp., 3.25%, 7/24/2001                                             1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
Michigan State Strategic Fund,


   4.20%, 4/11/2001                                                                         1,500,000      1,500,000
---------------------------------------------------------------------------------------------------------------------
Michigan State Strategic Fund,


   4.35%, 4/12/2001                                                                         1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
University of Michigan Board of Regents,


   3.45%, 4/2/2001                                                                          2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $5,900,000)                                                                   5,900,000
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio-- 100% (Cost $29,080,000) (a)                                              $   29,080,000
---------------------------------------------------------------------------------------------------------------------

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rate as of March 31, 2001.

    Interest rates represent annualized yield to date of maturity, except for variable rate securities described below.

(a) Cost for federal income tax purposes was $29,080,000.

    The accompanying notes are an integral part of the financial statements.

Financial Statements

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
--------------------------------------------------------------------------------

as of March 31, 2001                        New York     Pennsylvania      Florida       New Jersey      Michigan
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at amortized
cost                                     $  174,272,227     24,250,000     55,210,261      76,605,000     29,080,000
---------------------------------------------------------------------------------------------------------------------
Cash                                            789,386        152,262             --         394,513        148,629
---------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                      --         15,000      2,000,053              --             --
---------------------------------------------------------------------------------------------------------------------
Interest receivable                             572,559         61,841        208,053         209,038        131,032
---------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold               1,278,879        264,908      1,518,786       1,030,319        323,417
---------------------------------------------------------------------------------------------------------------------
Due from Advisor                                     --         34,578             --              --         32,495
---------------------------------------------------------------------------------------------------------------------
Total assets                                176,913,051     24,778,589     58,937,153      78,238,870     29,715,573
---------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------
Due to custodian bank                                --             --        106,439              --             --
---------------------------------------------------------------------------------------------------------------------
Notes payable                                        --             --        250,000              --             --
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                23,673          2,022          8,286           9,816          4,471
---------------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed              1,279,873        235,934      1,513,217       1,053,564        335,989
---------------------------------------------------------------------------------------------------------------------
Accrued management fee                           36,079             --         10,776          21,511             --
---------------------------------------------------------------------------------------------------------------------
Accrued reorganization costs                     65,922         14,742         21,929          20,606         20,035
---------------------------------------------------------------------------------------------------------------------
Accrued trustees' fees and expenses              11,817          4,767          5,543           5,926          5,275
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables              14,620             --         38,805          81,450             --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                             1,431,984        257,465      1,954,995       1,192,873        365,770
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                     $  175,481,067     24,521,124     56,982,158      77,045,997     29,349,803
---------------------------------------------------------------------------------------------------------------------

Net Asset Value
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption
price per share                          $         1.00           1.00           1.00            1.00           1.00
                                         ----------------------------------------------------------------------------

(outstanding shares of beneficial
interest, $.01 par value, unlimited
number of shares authorized)             $  175,481,067     24,521,124     56,982,158      77,045,997     29,349,803
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statements of Operations
--------------------------------------------------------------------------------

Year ended March 31, 2001                   New York        Pennsylvania      Florida       New Jersey      Michigan
---------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------
Income:
---------------------------------------------------------------------------------------------------------------------
Interest                                 $    8,500,131        961,478      1,829,870       2,446,455      1,097,108
---------------------------------------------------------------------------------------------------------------------
Expenses:
---------------------------------------------------------------------------------------------------------------------
Management fee                                  469,185         52,440        100,021         143,386         59,295
---------------------------------------------------------------------------------------------------------------------
Services to shareholders                        495,891         93,873        157,336         186,622         84,314
---------------------------------------------------------------------------------------------------------------------
Custodian fees                                    6,410          5,057          9,486           4,912          8,454
---------------------------------------------------------------------------------------------------------------------
Distribution services fees                    1,066,333        119,183        227,320         325,880         94,332
---------------------------------------------------------------------------------------------------------------------
Auditing                                         66,122          4,642         13,461          13,905          5,362
---------------------------------------------------------------------------------------------------------------------
Legal                                            12,404          2,459          1,534           4,231          3,179
---------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                      21,227          9,072          6,164           6,976          9,737
---------------------------------------------------------------------------------------------------------------------
Reports to shareholders                         112,184         12,144         11,973          16,412          7,535
---------------------------------------------------------------------------------------------------------------------
Registration fees                               193,154          8,406         23,132          10,737         10,172
---------------------------------------------------------------------------------------------------------------------
Reorganization costs                             65,922         14,742         21,929          20,606         20,035
---------------------------------------------------------------------------------------------------------------------
Other                                            10,614          3,578          2,892           8,640         10,689
---------------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions     2,519,446        325,596        575,248         742,307        313,104
---------------------------------------------------------------------------------------------------------------------
Expense reductions                            (658,068)       (96,273)      (139,229)       (121,247)      (101,841)
---------------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions      1,861,378        229,323        436,019         621,060        211,263
---------------------------------------------------------------------------------------------------------------------
Net investment income                         6,638,753        732,155      1,393,851       1,825,395        885,845
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                $    6,638,753        732,155      1,393,851       1,825,395        885,845
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                    New York                     Pennsylvania                     Florida
                         --------------------------------------------------------------------------------------------

                              Years Ended March 31,          Years Ended March 31,         Years Ended March 31,

                               2001           2000           2001            2000           2001           2000
---------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income    $    6,638,753       5,248,867        732,155        302,524       1,393,851        715,742
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investment
transactions                         --              --             --             --              --             --
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations               6,638,753       5,248,867        732,155        302,524       1,393,851        715,742
---------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders from net
investment income            (6,638,753)     (5,248,867)      (732,155)      (302,524)     (1,393,851)      (715,742)
---------------------------------------------------------------------------------------------------------------------
Fund share transactions
at net asset value of
$1.00 per share:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold   988,030,728   1,282,361,905    167,819,809    133,031,398     352,336,517    271,865,669
---------------------------------------------------------------------------------------------------------------------
Reinvestment of
distributions                 6,574,793       5,200,565        721,258        297,118       1,376,597        696,446
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed  (1,061,480,170) (1,229,703,912)  (165,133,572)  (118,217,571)   (334,174,812)  (255,572,142)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from Fund
share transactions          (66,874,649)     57,858,558      3,407,495     15,110,945      19,538,302     16,989,973
---------------------------------------------------------------------------------------------------------------------
Capital contribution
from Advisor (see Note 5)            --              --             --             --              --             --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
net assets                  (66,874,649)     57,858,558      3,407,495     15,110,945      19,538,302     16,989,973
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning
of period                   242,355,716     184,497,158     21,113,629      6,002,684      37,443,856     20,453,883
---------------------------------------------------------------------------------------------------------------------
Net assets at end of
period                   $  175,481,067     242,355,716     24,521,124     21,113,629      56,982,158     37,443,856
---------------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                  New Jersey                      Michigan
                                                        -------------------------------------------------------------

                                                             Years Ended March 31,         Years Ended March 31,

                                                             2001            2000           2001           2000
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                   $    1,825,395        680,456         885,845        713,652
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                 --             --              --       (203,000)
---------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
from operations                                              1,825,395        680,456         885,845        510,652
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income    (1,825,395)      (680,456)       (885,845)      (713,652)
---------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                  428,562,178    287,875,213     150,677,498    128,656,343
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                1,807,277        643,104         879,961        655,873
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                   (400,497,592)  (256,673,986)   (145,420,982)  (141,723,917)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
transactions                                                29,871,863     31,844,331       6,136,477    (12,411,701)
---------------------------------------------------------------------------------------------------------------------
Capital contribution from Advisor (see Note 5)                      --             --              --        203,000
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                           29,871,863     31,844,331       6,136,477    (12,411,701)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                           47,174,134     15,329,803      23,213,326     35,625,027
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                             $   77,045,997     47,174,134      29,349,803     23,213,326
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

--------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund
--------------------------------------------------------------------------------

Year ended March 31,                                            2001       2000        1999       1998        1997
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $    1.00         1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                        .03          .03        .02         .03        .03
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income               (.03)        (.03)      (.02)       (.03)      (.03)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $    1.00         1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (b)                                           3.11         2.59       2.50        2.90       3.03
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                     175,481      242,356    184,497     104,198     60,575
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                1.18(c)       .97        .98         .98        .96
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                  .87(c)       .80        .80         .80        .44
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                             3.10         2.58       2.41        2.83       2.96
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund
--------------------------------------------------------------------------------

Year ended March 31,                                              2001          2000          1999        1998(a)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $    1.00          1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                           .03           .03           .02           .02
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                  (.03)         (.03)         (.02)         (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $    1.00          1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (b)                                              3.15          2.58          2.50          2.42**
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                         24,521        21,114         6,003         3,195
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                   1.36(d)       1.39          1.12          1.11*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                     .96(d)        .90           .90           .90*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                3.07          2.61          2.40          2.76*
---------------------------------------------------------------------------------------------------------------------

(a) For the period May 21, 1997 (commencement of operations) to March 31, 1998.

(b) Total returns would have been lower had certain expenses not been reduced.

(c) The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 1.14% and .86%, respectively (see Notes to Financial Statements).

(d) The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 1.28% and .93%, respectively (see Notes to Financial Statements).

*   Annualized

**  Not annualized

--------------------------------------------------------------------------------
Investors Florida Municipal Cash Fund
--------------------------------------------------------------------------------

Year ended March 31,                                              2001          2000          1999        1998(a)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $    1.00          1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                           .03           .02           .02           .02
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                  (.03)         (.02)         (.02)         (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $    1.00          1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (c)                                              3.19          2.57          2.50          2.41**
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                         56,982        37,444        20,454         7,611
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                   1.26(d)       1.13          1.09           .99*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                     .96(d)        .90           .85           .90*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                3.06          2.58          2.36          2.74*
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Investors New Jersey Municipal Cash Fund
---------------------------------------------------------------------------------------------------------------------
Year ended March 31,                                              2001          2000          1999        1998(b)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $    1.00          1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                           .03           .02           .02           .02
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                  (.03)         (.02)         (.02)         (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $    1.00          1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (c)                                              2.89          2.38          2.26          2.22**
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                         77,046        47,174        15,330         4,665
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                   1.14(e)       1.13          1.12          1.12*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                     .95(e)        .90           .90           .90*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                2.80          2.42          2.13          2.55*
---------------------------------------------------------------------------------------------------------------------

(a) For the period May 22, 1997 (commencement of operations) to March 31, 1998.

(b) For the period May 23, 1997 (commencement of operations) to March 31, 1998.

(c) Total returns would have been lower had certain expenses not been reduced.

(d) The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 1.20% and .94%, respectively (see Notes to Financial Statements).

(e) The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 1.10% and .94%, respectively (see Notes to Financial Statements).

*   Annualized

**  Not annualized

--------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund
--------------------------------------------------------------------------------

Year ended March 31,                                                            2001          2000        1999(a)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $    1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                                         .03           .03           .02
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                (.03)         (.03)         (.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $    1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (b)                                                            3.36          2.77(c)       2.41**
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                       29,350        23,213        35,625
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                 1.16(d)        .91           .87*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                   .78(d)        .75           .75*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                              3.28          2.65          2.62*
---------------------------------------------------------------------------------------------------------------------

(a) For the period April 6, 1998 (commencement of operations) to March 31, 1999.

(b) Total returns would have been lower had certain expenses not been reduced.

(c) Total return for the year ended March 31, 2000 includes the effect of a voluntary capital contribution from Scudder (see Note 5). Without this capital contribution, total return would have been lower.

(d) The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 1.07% and .75%, respectively (see Notes to Financial Statements).

*   Annualized

**  Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Investors Municipal Cash Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust currently offers five series of shares -- Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund (the "Funds").

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. The Funds value all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Funds must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

2. Transactions with Affiliates

Management Agreement. Each Fund has a management agreement with Zurich Scudder Investments, Inc., formerly Scudder Kemper Investments, Inc., ("ZSI or the "Advisor"), and pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500 million of average daily net assets declining to 0.15% of average daily net assets in excess of $3 billion. For the year ended March 31, 2001, the Funds incurred the following management fees:

                                                                  Management
                                                                  fee waived
                                                     Management   by Advisor  Effective
Fund                                                fee paid ($)     ($)       rate (%)
---------------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund                  224,965      244,220     .11
---------------------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund              41,075       11,365     .17
---------------------------------------------------------------------------------------
Investors Florida Municipal Cash Fund                   95,712        4,309     .21
---------------------------------------------------------------------------------------
Investors New Jersey Municipal Cash Fund               143,386           --     .22
---------------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund                  39,099       20,196     .14
---------------------------------------------------------------------------------------

ZSI agreed to temporarily waive and reimburse certain operating expenses of the Funds. In addition, the Advisor and certain of its subsidiaries have agreed to maintain the annualized expenses of the Funds as follows:


              For the period August 1, 2000 through March 31, 2001

                                                       Expense
Fund                                                    limit*
----------------------------------------------------------------

Tax-Exempt New York Money Market Fund                    .90%
----------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund               .95%
----------------------------------------------------------------
Investors Florida Municipal Cash Fund                    .95%
----------------------------------------------------------------
Investors New Jersey Municipal Cash Fund                 .95%
----------------------------------------------------------------
Investors Michigan Municipal Cash Fund                   .75%
----------------------------------------------------------------


               For the period April 1, 2000 through July 31, 2000

                                                      Expense
Fund                                                    limit*
----------------------------------------------------------------
Tax-Exempt New York Money Market Fund                    .80%
----------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund               .90%
----------------------------------------------------------------
Investors Florida Municipal Cash Fund                    .90%
----------------------------------------------------------------
Investors New Jersey Municipal Cash Fund                 .90%
----------------------------------------------------------------
Investors Michigan Municipal Cash Fund                   .75%
----------------------------------------------------------------

* Certain expenses such as reorganization, taxes, brokerage and interest expense are excluded from the expense limitation.

Distribution Services Agreement. Each Fund has an administration, shareholder services and distribution agreement with Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc. For its services as primary distributor, each Fund pays SDI an annual fee of .50% of average daily net assets, except for the Investors Michigan Municipal Cash Fund, which pays an annual fee of .35% of average daily net assets. For the year ended March 31, 2001, the Funds incurred fees as follows:

                                                                       Unpaid at
                                                         Distribution  March 31,
 Fund                                                    fee paid ($)  2001 ($)
--------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund                     1,066,333          --
--------------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund                  119,183          --
--------------------------------------------------------------------------------
Investors Florida Municipal Cash Fund                       227,320      24,490
--------------------------------------------------------------------------------
 Investors New Jersey Municipal Cash Fund                   325,880      33,189
--------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund                       94,332          --
--------------------------------------------------------------------------------

SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. SDI may pay these firms in such amounts as SDI may determine from time to time.

Shareholder Services Agreement. Pursuant to a services agreement with the Trust's transfer agent, Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, is the shareholder service agent of the Trust. For the year ended March 31, 2001, SISC received shareholder services fees as follows:




                                                         Shareholder
                                             Shareholder  services     Unpaid at
                                              services   fee waived    March 31,
Fund                                       fee paid ($)  by SISC ($)   2001 ($)
--------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund              --     358,096         --
--------------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund         --      71,566         --
--------------------------------------------------------------------------------
Investors Florida Municipal Cash Fund              --     115,640         --
--------------------------------------------------------------------------------
Investors New Jersey Municipal Cash Fund       21,784     102,790     19,007
--------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund             --      64,491         --
--------------------------------------------------------------------------------

Officers and Trustees. Certain officers or Trustees of the Trust are also officers or directors of Advisor. For the year ended March 31, 2001, the Trust made no payments to its officers and incurred Trustees' fees of $23,068 to independent Trustees. In addition, a one-time fee was accrued for payment to those Trustees not affiliated with the Advisor who did not stand for re-election, under the reorganization discussed in Note 6. Inasmuch as the Advisor will also benefit from administrative efficiencies of a consolidated Board, the Advisor has agreed to bear such costs as follows:




                                                                 Trustee fee
                                                      One-time   reimbursed
                                                      Trustee        by
Fund                                                   fee ($)   Advisor ($)
----------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund                  10,428        5,214
----------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund              4,284        2,142
----------------------------------------------------------------------------
Investors Florida Municipal Cash Fund                   5,210        2,605
----------------------------------------------------------------------------
Investors New Jersey Municipal Cash Fund                5,554        2,777
----------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund                  4,632        2,316
----------------------------------------------------------------------------

3. Expense Off-Set Arrangements

Each Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. For the year ended March 31, 2001, each Fund's custodian and transfer agent fees were reduced as follows:


                                                     Custodian    Transfer
                                                         fee      agent fee
Fund                                               reduction ($)  reduction ($)
-----------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund                    4,668        1,922
-----------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund               1,159          213
-----------------------------------------------------------------------------
Investors Florida Municipal Cash Fund                    1,646          410
-----------------------------------------------------------------------------
Investors New Jersey Municipal Cash Fund                 1,376          567
-----------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund                   1,243          238
-----------------------------------------------------------------------------

4. Line of Credit

Each Fund and several affiliated Funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. During the year ended March 31, 2001, Investors Florida Municipal Cash Fund's weighted average outstanding daily balance of bank loans (based on the average number of days the loans were outstanding) was approximately $262,500, with a weighted average interest rate of 6.375%. Interest expense for the year ended March 31, 2001 was $350.

5. Capital Contribution

On April 15, 1999, the Advisor purchased Michigan Strategic Fund, Thorn Apple Valley, Inc. Project, from the Investors Michigan Municipal Cash Fund for $203,000 in excess of the security's value. The Fund recorded a realized loss on the sale and a capital contribution of an equal amount from the Advisor. The Advisor received no shares of the Fund or other consideration in exchange for such contribution.

6. Reorganization

ZSI has initiated a program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposes to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an administrative fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative are being borne jointly by ZSI and certain of the affected funds. Those costs, including printing, shareholder meeting expenses and professional fees, are presented as reorganization expenses in the Statement of Operations of the Fund. ZSI has agreed to reimburse reorganization fees as follows:


                                                                  Reorganization
                                                                        fee
                                                                   reimbursed by
 Fund                                                                Advisor ($)
--------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund                                   43,948
--------------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund                               9,828
--------------------------------------------------------------------------------
Investors Florida Municipal Cash Fund                                   14,619
--------------------------------------------------------------------------------
Investors New Jersey Municipal Cash Fund                                13,737
--------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund                                  13,357
--------------------------------------------------------------------------------

Report of Independent Auditors

The Board of Trustees and Shareholders
Investors Municipal Cash Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Investors Municipal Cash Fund (comprising the Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund) (the "Funds"), as of March 31, 2001, the related statements of operations and changes in net assets and the financial highlights for each of the fiscal periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2001, by correspondence with the custodian or other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising Investors Municipal Cash Fund at March 31, 2001, the results of their operations, the changes in their net assets and the financial highlights for each of the fiscal periods indicated therein in conformity with accounting principles generally accepted in the United States.

Chicago, Illinois                                          /s/ Ernst & Young LLP
May 4, 2001

Tax Information (Unaudited)

Of the dividends paid by each Fund for the taxable year ended March 31, 2001, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you specific questions about your account, please call 1-800-621-1048.

                                    This page
                                  intentionally
                                   left blank.

                                    This page
                                  intentionally
                                   left blank.

                                    This page
                                  intentionally
                                   left blank.